Shareholder Report, Holdings (Details) - C000228450 [Member]	May 31, 2024
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%